Nature of business operations	12 Months Ended
Dec. 31, 2021
Nature of business operations
Nature of business operations

1.           Nature of business operations

Operations

Grupo Aeroportuario del Centro Norte, S. A. B. de C. V. (“GACN” or the “Company”), is a subsidiary of Servicios de Tecnología Aeroportuaria, S. A. de C.V. (“SETA”). GACN is a holding company, whose subsidiaries are engaged in the administration, operation, and use of 13 airports under a concession granted by the Mexican Government through the Ministry of Infrastructure, Communications and Transportation. The airports are located in the following cities: Monterrey, Acapulco, Mazatlán, Zihuatanejo, Ciudad Juárez, Reynosa, Chihuahua, Culiacán, Durango, San Luis Potosí, Tampico, Torreón, and Zacatecas. The Company also generates revenue from hotel services provided by Consorcio Grupo Hotelero T2, S.A. de C.V. (the Terminal 2 NH Hotel) and Consorcio Hotelero Aeropuerto Monterrey, S.A.P.I. de C.V. (the Hilton Garden Inn Hotel), located at Terminal 2 of the Mexico City International Airport and at Monterrey International Airport, respectively.

The address of the Company’s corporate office is Patriotismo #201, 5th Floor, San Pedro de los Pinos, Mexico City, Zip Code 03800.